Employees (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Average Monthly Number of Employees
The average monthly number of employees (including Executive Directors) was:

	Year ended 31 December 2021 Number	Six months ended 31 December 2020 Number	Year ended 30 June 2020 Number	Year ended 30 June 2019 Number
Management, administrative, marketing and distribution	1,191	930	879	784
Laboratory	428	594	575	371

	1,619	1,524	1,454	1,155

Summary of Aggregate Remuneration
Their aggregate remuneration comprised:

	Year ended 31 December 2021 £m	Six months ended 31 December 2020 £m	Year ended 30 June 2020 £m	Year ended 30 June 2019 £m
Wages and salaries	89.4	42.6	69.5	56.0
Social security costs	12.4	6.3	7.1	6.8
Other pension costs	6.5	2.8	4.5	3.5
Share-based payments charge	17.9	7.3	9.3	6.5

Total staff costs	126.2	59.0	90.4	72.8